Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments
Amount of outstanding shares and weighted average grant date fair value

Active share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares outstanding at target	EUR(1)	shares outstanding	EUR(1)
As of 1 January 2019	83 143 531		3 582 048
Granted	31 979 747	4.02	2 060 342	4.18
Forfeited	(4 964 055)		(451 540)
Vested(2)	(18 933 700)		(1 915 675)
As of 31 December 2019	91 225 523		3 275 175
Granted	38 753 394	2.63	3 830 700	3.06
Forfeited	(4 752 172)		(1 100 107)
Vested(2)	(25 754 552)		(1 478 175)
As of 31 December 2020	99 472 193		4 527 593
Granted	17 749 650	5.11	25 046 200	5.05
Forfeited	(5 783 031)		(783 950)
Vested(2)	(31 611 804)		(2 026 150)
As of 31 December 2021(3)	79 827 008		26 763 693

(1)   The fair value for the 2019 performance shares and all restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period. The fair value for the 2020 and 2021 performance shares is estimated based on the dividend-adjusted price of the Nokia share at the settlement date of the plan and the target payout levels.

(2)   Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.

(3)   Includes 26 267 664 performance shares for the Performance Share Plan 2019 and 401 514 Restricted Shares that vested on 1 January 2022.

Performance plan information

Global performance share plans as of 31 December 2021:

	Performance shares	Confirmed payout	Performance	Restriction	Settlement
Plan	outstanding at target	(% of target)	period	period	year
2018	–	57	2018-2019	2020	2021
2019	26 267 664	53	2019-2021	N/A	2022
2020	35 973 694	–	2020-2023	N/A	2023
2021	17 585 650	–	2021-2024	N/A	2024